Main items related to operating activities - Inventories, Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Crude oil and natural gas	$ 4,711	$ 3,214	$ 1,817
Refined products	6,224	5,361	3,845
Chemicals products	1,542	1,421	1,228
Trading inventories	6,672	6,501	5,130
Other inventories	3,787	3,455	2,710
Total	22,936	19,952	14,730
Gross value/Cost
Inventories
Crude oil and natural gas	4,758	3,221	1,818
Refined products	6,386	5,411	3,913
Chemicals products	1,635	1,519	1,330
Trading inventories	6,672	6,501	5,130
Other inventories	4,797	4,538	3,824
Total	24,248	21,190	16,015
Valuation allowance/Cumulative impairments
Inventories
Crude oil and natural gas	(47)	(7)	(1)
Refined products	(162)	(50)	(68)
Chemicals products	(93)	(98)	(102)
Other inventories	(1,010)	(1,083)	(1,114)
Total	$ (1,312)	$ (1,238)	$ (1,285)	$ (1,174)
Refining & Chemicals
Main items related to operating activities
Turnover period for petroleum product inventories	2 months